Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 571,605	$ 5,533,062
Restricted cash	66,510	66,510
Prepaid expenses and other	555,856	285,005
Total current assets	1,193,971	5,884,577
Property and equipment, net	4,956	27,846
Goodwill	3,283,379	3,283,379
Indefinite-lived intangible assets	9,243,128	9,243,128
Other assets	705,660	724,713
Total assets	14,431,094	19,163,643
Current liabilities:
Accounts payable	934,147	786,779
Accrued expenses	664,029	1,135,653
Other current liabilities	1,612	21,234
Total current liabilities	1,599,788	1,943,666
Deferred tax liability	2,918,518	2,918,518
Total liabilities	4,518,306	4,862,184
Commitments and contingent liabilities (Note 12)
Stockholders' equity:
Common stock, $0.001 par value; 45,454,546 shares authorized as of December 31, 2018 and December 31, 2017; 9,727,774 and 9,041,426 shares issued as of December 31, 2018 and December 31, 2017, respectively; 9,403,889 and 8,717,541 shares outstanding as of December 31, 2018 and December 31, 2017, respectively	9,726	9,040
Additional paid in capital	168,161,329	165,249,912
Accumulated deficit	(153,233,595)	(145,933,137)
Accumulated other comprehensive income	253,734	253,734
Treasury stock	(5,281,180)	(5,281,180)
Total stockholders' equity	9,912,788	14,301,459
Total liabilities and stockholders' equity	14,431,094	19,163,643
Preferred Class A [Member]
Stockholders' equity:
Preferred stock, 10,000,000 shares authorized; Series B, $0.001 par value: 1,804,394 and 2,120,742 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; Series A, $0.001 par value: 970,000 shares issued and outstanding as of December 31, 2018 and December 31, 2017	970	970
Preferred Class B [Member]
Stockholders' equity:
Preferred stock, 10,000,000 shares authorized; Series B, $0.001 par value: 1,804,394 and 2,120,742 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; Series A, $0.001 par value: 970,000 shares issued and outstanding as of December 31, 2018 and December 31, 2017	$ 1,804	$ 2,120